Reconciliations of Liabilities Arising from Financing Activities	6 Months Ended
Jun. 30, 2024
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
35	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	Subsidiary acquired	Proceeds from borrowings	Principal	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM	RM	RM

As of June 30, 2024
Bank borrowings	322,599	-	-	(44,429)	4,446	(4,446)	278,170
Lease liabilities	1,255,340	-	-	(351,315)	24,327	(24,327)	904,025
Other borrowings	600,000	-	-	-	-	-	600,000
	2,177,939	-	-	(395,744)	28,773	(28,773)	1,782,195

	At beginning of year	Subsidiary acquired	Proceeds from borrowings	Principal	Interest charges	Interest paid	At end of year
	RM	RM	RM	RM	RM	RM	RM
As of December 31, 2023
Bank borrowings	443,174	-	-	(120,575)	13,954	(13,954)	322,599
Lease liabilities	744,959	-	886,093	(375,712)	30,288	(30,288)	1,255,340
Other borrowings	649,699	-	-	(49,699)	46,562	(46,562)	600,000
	1,837,832	-	886,093	(545,986)	90,804	(90,804)	2,177,939